CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Millions		Total	Total	Share capital and premium	Other reserves	Retained profits	Other equity instruments	Non-controlling interests
Beginning balance at Dec. 31, 2022		£ 43,911	£ 38,370	£ 25,233	£ 6,587	£ 6,550	£ 5,297	£ 244
Comprehensive income
Profit for the period		2,864	2,572			2,572	255	37
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(92)	(92)			(92)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		35	35		35
Equity shares		(48)	(48)		(48)
Gains and losses attributable to own credit risk, net of tax		(61)	(61)			(61)
Movements in cash flow hedging reserve, net of tax		(644)	(644)		(644)
Movements in foreign currency translation reserve, net of tax		(66)	(66)		(66)
Total other comprehensive (loss) income for the period, net of tax		(876)	(876)		(723)	(153)
Total comprehensive income for the period	[1]	1,988	1,696		(723)	2,419	255	37
Transactions with owners
Dividends		(1,089)	(1,059)			(1,059)		(30)
Distributions on other equity instruments		(255)					(255)
Issue of ordinary shares		115	115	115
Share buyback	[2]	(2,020)	(2,020)	(327)	327	(2,020)
Issue of other equity instruments		1,772	(6)			(6)	1,778
Repurchases and redemptions of other equity instruments		(135)	0			0	(135)
Movement in treasury shares		101	101			101
Value of employee services:
Share option schemes		23	23			23
Other employee award schemes		71	71			71
Changes in non-controlling interests		0	0			0		0
Total transactions with owners		(1,417)	(2,775)	(212)	327	(2,890)	1,388	(30)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0	0		0	0
Ending balance at Jun. 30, 2023	[3]	44,482	37,291	25,021	6,191	6,079	6,940	251
Comprehensive income
Profit for the period		2,654	2,361			2,361	272	21
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(1,113)	(1,113)			(1,113)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		(152)	(152)		(152)
Equity shares		(9)	(9)		(9)
Gains and losses attributable to own credit risk, net of tax		(107)	(107)			(107)
Movements in cash flow hedging reserve, net of tax		2,354	2,354		2,354
Movements in foreign currency translation reserve, net of tax		13	13		13
Total other comprehensive (loss) income for the period, net of tax		986	986		2,206	(1,220)
Total comprehensive income for the period	[4]	3,640	3,347		2,206	1,141	272	21
Transactions with owners
Dividends		(663)	(592)			(592)		(71)
Distributions on other equity instruments		(272)					(272)
Issue of ordinary shares		16	16	16
Share buyback		27	27	(111)	111	27
Issue of other equity instruments		0	0			0	0
Repurchases and redemptions of other equity instruments		0	0			0	0
Movement in treasury shares		2	2			2
Value of employee services:
Share option schemes		35	35			35
Other employee award schemes		98	98			98
Changes in non-controlling interests		0	0			0		0
Total transactions with owners		(757)	(414)	(95)	111	(430)	(272)	(71)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0
Ending balance at Dec. 31, 2023	[5]	47,365	40,224	24,926	8,508	6,790	6,940	201
Comprehensive income
Profit for the period		2,444	2,145			2,145	269	30
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(258)	(258)			(258)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		72	72		72
Equity shares		72	72		72
Gains and losses attributable to own credit risk, net of tax		(62)	(62)			(62)
Movements in cash flow hedging reserve, net of tax		(262)	(262)		(262)
Movements in foreign currency translation reserve, net of tax		(39)	(39)		(39)
Total other comprehensive (loss) income for the period, net of tax		(477)	(477)		(157)	(320)
Total comprehensive income for the period	[6]	1,967	1,668		(157)	1,825	269	30
Transactions with owners
Dividends		(1,172)	(1,169)			(1,169)		(3)
Distributions on other equity instruments		(269)	0				(269)
Issue of ordinary shares		171	171	171
Share buyback	[7]	(1,553)	(1,553)	(174)	174	(1,553)
Issue of other equity instruments		0	0			0	0
Repurchases and redemptions of other equity instruments		(1,324)	(316)			(316)	(1,008)
Movement in treasury shares		(136)	(136)			(136)
Value of employee services:
Share option schemes		24	24			24
Other employee award schemes		46	46			46
Changes in non-controlling interests		(2)	0					(2)
Total transactions with owners		(4,215)	(2,933)	(3)	174	(3,104)	(1,277)	(5)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0	0
Ending balance at Jun. 30, 2024	[8]	£ 45,117	£ 38,959	£ 24,923	£ 8,525	£ 5,511	£ 5,932	£ 226

[1]	Total comprehensive income attributable to owners of the parent was £1,951 million.
[2]	[2]Contains a closed period accrual of £419 million.
[3]	[3]Total equity attributable to owners of the parent was £44,231 million.
[4]	Total comprehensive income attributable to owners of the parent was £3,619 million.
[5]	Total equity attributable to owners of the parent was £47,164 million.
[6]	[1]Total comprehensive income attributable to owners of the parent was £1,937 million.
[7]	[2]Contains a closed period accrual of £630 million.
[8]	[3]Total equity attributable to owners of the parent was £44,891 million.